Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 1,566,631	$ 438,292
Cost of Revenue	1,465,824	719,993
Gross profit (loss)	100,807	(281,701)
Share based compensation	1,761,785	253,728
Selling, general and administrative expenses	12,116,600	2,368,745
Other expenses	1,024,166	2,047,133
Other income	(1,015,803)	(921,322)
Loss from operations	(13,785,941)	(4,029,985)
Non-operating income (expense):
Change in fair value of digital assets	(406,345)	157,923
Change in fair value of warrants	445,000
Change in fair value of convertible notes	(26,030,635)
Interest expense, net	(253,334)	(19,028)
Loss before income taxes	(40,031,255)	(3,891,090)
Income tax benefit (expense)	216,234	(32,908)
Net Loss	(39,815,021)	(3,923,998)
Net loss attributable to non-controlling interest	(191,112)	(18,717)
Net Loss Attributable to SharonAI Holdings Inc.	(39,623,909)	(3,905,281)
Other comprehensive income (loss)
Foreign currency translation adjustments	(800,719)	424,883
Other comprehensive income (loss)	(800,719)	424,883
Other comprehensive income (loss) attributable to noncontrolling interest	(3,869)	1,025
Other comprehensive income (loss) attributable to SharonAI Holdings Inc.	(796,850)	423,858
Comprehensive loss attributable to SharonAI Holdings Inc.	$ (40,420,759)	$ (3,481,423)
Net loss per share, basic	$ (4.04)	$ (0.77)
Net loss per share, diluted	$ (4.04)	$ (0.77)
Weighted average number of shares outstanding, basic	9,804,075	5,056,870
Weighted average number of shares outstanding, diluted	9,804,075	5,056,870